Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Interest and similar income	£ 6,822	£ 4,830	£ 5,071
Interest expense and similar charges	(2,350)	(833)	(1,690)
Net interest income	4,472	3,997	3,381
Fee and commission income	836	694	681
Fee and commission expense	(512)	(414)	(363)
Net fee and commission income	324	280	318
Other operating income	210	267	136
Total operating income	5,006	4,544	3,835
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(2,370)	(2,540)	(2,425)
Credit impairment (charges)/write-backs	(321)	233	(639)
Provisions for other liabilities and charges	(421)	(379)	(263)
Total operating credit impairment (charges)/write-backs, provisions and charges	(742)	(146)	(902)
Profit from continuing operations before tax	1,894	1,858	508
Tax on profit from continuing operations	(471)	(485)	(101)
Profit from continuing operations after tax	1,423	1,373	407
Profit from discontinued operations after tax	0	32	31
Profit after tax	1,423	1,405	438
Attributable to:
Equity holders of the parent	1,406	1,369	402
Non-controlling interests	17	36	36
Profit after tax	£ 1,423	£ 1,405	£ 438